SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

(a) Convertible Senior Secured Note Payable and Warrants In August 2022, The Company and the lender agreed to a modification of the Note. In exchange for a one month extension to begin the principal payments under this Note, the parties agreed to reduce the qualified offering amount from $10 million to $7.2 million; modify the payment schedule from seven (7) months to six (6) months. In addition, the lender received 4,761 additional warrants having a fair value of $58,884, which will be recorded as an additional debt discount and amortized over the remaining life of the Note.

On October 14, 2022, the parties to this convertible note agreed to an amendment of the Note. As a result of the amendment, the first principal repayment was amended to be due on November 2, 2022, instead of October 2, 2022. The Company also amended the warrant to increase the number of shares of common stock underlying the warrant by another 4,761 (resulting in total shares underlying the warrant of 66,666), and each principal payment is increased from 1/6 of the outstanding note principal balance to 1/5 of the outstanding note principal balance. The additional warrants had a fair value of approximately $60,000, which will be recorded as an additional debt discount and amortized over the remaining life of the Note. On November 2, 2022, the parties to this convertible note agreed to another amendment, which further delayed the first principal payment until November 17, 2022. There was no change to the number of warrants as a result of this amendment.

(b) Reverse Stock Split On September 26, 2022, the Company effected a 1-for-400 reverse stock split of its common stock and adjusted the ratio at which the Company’s preferred stock is convertible into common.  This also impacts the number of stock options and warrants and their respective exercise prices.  All common shares, stock options, warrants, and per share information presented in the accompanying financial statements and notes have been adjusted, where applicable, to reflect the reverse split on a retroactive basis for all periods presented.   There was no change in the par value of the Company’s common stock.

NOTE 19 - SUBSEQUENT EVENTS

(a) Intangible Assets In March 2022, the Company entered into a Cooperative Research and Development Agreement, (CRADA) with the National Institute of Health, (NIH). This is the next step in the process to commercialize NIH Patent License #2. The CRADA is for the clinical evaluation of the Company’s proprietary ocular metformin formulation. The National Eye Institute, (NEI), will conduct clinical studies under NIH protocols and the Company will provide the proprietary drug for the clinical studies. The terms of the CRADA are confidential.

(b) Senior Secured Note In March 2022, the Company issued a 12 month Senior Secured Note with a face amount of $1,142,857, with a stated 12.5% original issue discount (OID). The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022. The Company received $874,286 in cash, net of the OID of $142,857and legal and other fees in the amount of $125,714. The Note was issued to Puritan Partners, LLC, an institutional investor.

Beginning in September 2022, the Company is required to make monthly redemptions at the rate of 110% of one seventh of the original principal amount, ($179,592), plus interest. It also carries a mandatory prepayment at 125% of the original principal amount, or $1,428,571, less any redemptions made, upon the completion of a Qualified Offering, as defined.

The Note is convertible into common stock of the Company upon an event of default, as defined.

The lender received five-year warrants to purchase 57,142 shares of common stock of the Company, with an exercise price of $0.0001 per share. These warrants were recorded as debt discount in the amount of $1.0 million which will be amortized over the term of the Note. The warrants can be exercised on a cash-less basis if a registration statement for the common shares underlying the warrants is not declared effective by September 2022.

The Note is secured by all the tangible and intangible assets of the Company.

(c) Deficiency in Stockholders Equity Subsequent to December 31, 2021 the Company issued 2,500 shares of common stock valued at $51,750, as a bonus to an officer of the Company.

In January 2022, the $25,000 common stock subscription was received.

(d) Options In January 2022, the Company issued to three employees an aggregate of 18,663 five-year term Options at a strike price of $20.70 to purchase $155,250 worth of common shares, as a bonus to Company officers and employees.

(e) Reverse Stock Split On September 26, 2022, the Company effected a 1-for-400 reverse stock split of its common stock and adjusted the ratio at which the Company’s preferred stock is convertible into common. This also impacts the number of stock options and warrants and their respective exercise prices. All common shares, stock options, warrants, and per share information presented in the accompanying financial statements and notes have been adjusted, where applicable, to reflect the reverse split on a retroactive basis for all periods presented. There was no change in the par value of the Company’s common stock.